General (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Premiums and Contract Charges by Product

The following table summarizes premiums and contract charges by product.

($ in thousands)	2018	2017	2016
Premiums
Traditional life insurance	$59,185	$55,996	$52,333
Accident and health insurance	44,262	34,945	16,248

Total premiums	103,447	90,941	68,581
Contract charges
Interest-sensitive life insurance	76,931	76,103	75,940
Fixed annuities	263	68	69

Total contract charges	77,194	76,171	76,009

Total premiums and contract charges	$180,641	$167,112	$144,590